Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 407,051	$ 407,201
Total	407,051	407,201
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	382,720	378,999
Total	382,720	378,999
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	10,565	10,372
Total	10,565	10,372
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	13,766	17,830
Total	$ 13,766	$ 17,830